Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended
	Jun. 03, 2024 [1]	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
REX AI Equity Premium Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,467	$ 11,711	$ 11,178	$ 11,368	$ 12,498	$ 13,468	$ 12,703	$ 15,044
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,726	$ 11,493	$ 11,381	$ 11,338	$ 12,429	$ 13,217	$ 13,315	$ 14,715

[1]	Inception